INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Tables)	12 Months Ended
Jun. 30, 2019
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Schedule of cash and cash equivalents

	06/30/2019	06/30/2018	06/30/2017

Cash and banks	3,450,873	2,215,103	1,679,478
	3,450,873	2,215,103	1,679,478

Schedule of other financial assets

	06/30/2019	06/30/2018	06/30/2017
Current
Restricted short-term deposit	4,327,275	4,538,321	4,260,517
Other investments	347,718	—	—
Other marketable securities	8,515	12,526	4,275
	4,683,508	4,550,847	4,264,792

	06/30/2019	06/30/2018	06/30/2017
Non-current
Shares of Bioceres S.A.	374,685	240,920	676,762
Other marketable securities	1,728	2,438	90,237
	376,413	243,358	766,999

Schedule of trade receivables

	06/30/2019	06/30/2018	06/30/2017

Trade debtors	48,910,484	44,641,053	34,121,040
Allowance for impairment of trade debtors	(3,360,224)	(3,212,170)	(2,873,688)
Shareholders and other related parties (Note 16)	467,743	571,216	1,025,903
Allowance for impairment of related parties (Note 16)	(75,596)	(23,126)	(205,960)
Allowance for return of goods	(800,606)	(1,517,361)	(1,393,059)
Trade debtors - Parent company (Note 16)	440,268	361,606	—
Trade debtors - Joint ventures and associates (Note 16)	2,369	209,039	217,963
Discounted and deferred checks	13,651,939	11,858,170	10,783,719
	59,236,377	52,888,427	41,675,918

Schedule of other receivables

	06/30/2019	06/30/2018	06/30/2017
Current
Taxes	584,641	664,926	1,904,592
Other receivables - Other related parties (Note 16)	10,971	119,677	67,753
Other receivables - Parent Company (Note 16)	—	103,251	—
Other receivables - Joint ventures and associates (Note 16)	250,783	1,962,459	3,085,056
Prepayments to suppliers	496,001	516,742	1,210,070
Reimbursements over exports	366,594	362,815	151,107
Prepaid expenses and other receivables	213,597	—	265,972
Loans receivable	—	1,360	5,732
Miscellaneous	59,242	508,975	417,937
	1,981,829	4,240,205	7,108,219

	06/30/2019	06/30/2018	06/30/2017
Non-Current
Taxes	681,168	295,924	484,572
Reimbursements over exports	878,470	346,575	472,276
Other receivables - Joint ventures and associates (Note 16)	—	4,337,008	1,213,053
Miscellaneous	672	—	13,343
	1,560,310	4,979,507	2,183,244

Schedule of inventories

	06/30/2019	06/30/2018	06/30/2017

Agrochemicals	22,137	94,486	183,822
Seeds and grains	207,519	514,000	1,273,515
Microbiological resale products	13,894,018	8,389,191	13,749,668
Microbiological products produced	8,370,583	6,383,263	8,931,124
Goods in transit	751,737	776,869	482,185
Supplies	4,512,870	3,978,934	7,424,825
Allowance for obsolescence	(406,818)	(770,742)	(707,105)
Agricultural product	240,536	—	—
	27,592,582	19,366,001	31,338,034

Schedule of property plant and equipment

	06/30/2019	06/30/2018	06/30/2017	12/31/2016

Gross carrying amount	57,059,972	44,764,394	48,520,889	47,276,088
Accumulated depreciation	(13,225,424)	(4,587,248)	(2,302,014)	(882,327)
Net carrying amount	43,834,548	40,177,146	46,218,875	46,393,761

Schedule of net carrying amount

	Net carrying	Net carrying	Net carrying	Net carrying
	amount	amount	amount	amount
Class	06/30/2019	06/30/2018	06/30/2017	12/31/2016
Office equipment	213,437	194,819	220,698	207,388
Vehicles	1,785,701	1,099,603	1,849,887	1,992,556
Equipment and computer software	123,472	212,236	308,360	380,386
Fixtures and fittings	4,737,396	3,508,083	4,460,903	4,701,939
Machinery and equipment	6,336,691	4,466,293	8,405,441	9,105,953
Land and buildings	29,969,237	30,513,273	30,103,117	29,584,854
Buildings in progress	668,614	182,839	870,469	420,685
Total	43,834,548	40,177,146	46,218,875	46,393,761

Schedule of gross carrying amount

Gross carrying amount as of June 30, 2019 is as follows:

	Gross carrying amount
		Adjustment
		of opening
		net book
	As of the	amount for				Foreign
	beginning	application				currency		As of the
Class	of year	of IAS 29	Additions	Transfers	Disposals	translation	Revaluation	end of year
Office equipment	243,948	333,904	30,621	—	(8,493)	29,139	—	629,119
Vehicles	1,660,294	1,054,631	1,093,749	—	(297,269)	93,132	—	3,604,537
Equipment and computer software	419,638	416,274	75,152	—	(1,685)	46,278	—	955,657
Fixtures and fittings	3,826,665	1,909,115	7,518	213,333	—	481,799	—	6,438,430
Machinery and equipment	5,404,029	3,976,720	98,034	7,863	(31,407)	778,262	—	10,233,501
Land and buildings	33,026,981	1,438,728	125,930	—	—	1,994,906	(2,056,431)	34,530,114
Buildings in progress	182,839	75,405	613,098	(221,196)	—	18,468	—	668,614
Total	44,764,394	9,204,777	2,044,102	—	(338,854)	3,441,984	(2,056,431)	57,059,972

Gross carrying amount as of June 30, 2018 is as follows:

	Gross carrying amount
	As of the				Foreign
	beginning				currency		As of the
Class	of year	Additions	Transfers	Disposals	translation	Revaluation	end of year
Office equipment	252,220	119,623	—	—	(127,895)	—	243,948
Vehicles	2,223,102	388,856	—	(131,746)	(819,918)	—	1,660,294
Equipment and computer software	426,529	189,094	47,744	(14,726)	(229,003)	—	419,638
Fixtures and fittings	4,665,074	6,178	1,646,914	(1,632)	(2,489,869)	—	3,826,665
Machinery and equipment	9,152,269	197,840	—	(23,010)	(3,923,070)	—	5,404,029
Land and buildings	30,931,226	26,017	651,662	—	(13,146,785)	14,564,861	33,026,981
Buildings in progress	870,469	1,864,186	(2,346,320)	—	(205,496)	—	182,839
Total	48,520,889	2,791,794	—	(171,114)	(20,942,036)	14,564,861	44,764,394

Gross carrying amount as of June 30, 2017 is as follows:

	Gross carrying amount
	As of the				Foreign
	beginning				Currency		As of the
Class	of year	Additions	Transfers	Disposals	Translation	Revaluation	end of year
Office equipment	235,301	32,138	—	—	(15,219)	—	252,220
Vehicles	2,136,823	441,478	—	(183,170)	(172,029)	—	2,223,102
Equipment and computer software	460,518	20,637	—	(32,074)	(22,552)	—	426,529
Fixtures and fittings	4,770,076	—	127,475	—	(232,477)	—	4,665,074
Machinery and equipment	9,492,852	18,513	73,717	(10,678)	(422,135)	—	9,152,269
Land and buildings	29,759,833	15,508	(428,844)	(197,467)	(1,461,403)	3,243,599	30,931,226
Buildings in progress	420,685	167,393	227,652	—	54,739	—	870,469
Total	47,276,088	695,667	—	(423,389)	(2,271,076)	3,243,599	48,520,889

Gross carrying amount as of December 31, 2016 is as follows:

	Gross carrying amount
	As of the				Foreign
	beginning of		Additions		Currency	As of the
Class	year	Additions	por PPA	Disposals	Translation	end of year
Office equipment	5,830	4,811	234,221	—	(9,561)	235,301
Vehicles	160,895	225,459	1,878,400	(49,179)	(78,752)	2,136,823
Equipment and computer software	14,283	13,945	450,785	—	(18,495)	460,518
Fixtures and fittings	1,608	118,638	4,848,110	—	(198,280)	4,770,076
Machinery and equipment	310,504	35,170	9,533,037	—	(385,859)	9,492,852
Land and buildings	—	210,038	30,792,604	—	(1,242,809)	29,759,833
Buildings in progress	—	—	430,837	—	(10,152)	420,685
Total	493,120	608,061	48,167,994	(49,179)	(1,943,908)	47,276,088

Schedule of accumulated depreciation

Accumulated depreciation as of June 30, 2019 is as follows:

	Depreciation
		Adjustment
		of opening
	Accumulated	net book
	as of the	amount for			Foreign		Accumulated
	beginning of	application of			currency		as of the end of
Class	year	IAS 29	Disposals	Of the year	translation	Revaluation	year
Office equipment	49,129	309,339	(4,007)	39,997	21,224	—	415,682
Vehicles	560,691	750,195	(205,618)	621,974	91,594	—	1,818,836
Equipment and computer software	207,402	486,143	(769)	99,350	40,059	—	832,185
Fixtures and fittings	318,582	912,404	—	397,989	72,059	—	1,701,034
Machinery and equipment	937,736	2,121,816	(16,807)	673,784	180,281	—	3,896,810
Land and buildings	2,513,708	1,343,500	—	617,162	221,428	(134,921)	4,560,877
Total	4,587,248	5,923,397	(227,201)	2,450,256	626,645	(134,921)	13,225,424

Accumulated depreciation as of June 30, 2018 is as follows:

	Depreciation
	Accumulated
	as of the			Foreign		Accumulated
	beginning of			currency		as of the end
	year	Disposals	Of the year	translation	Revaluation	of year
Office equipment	31,522	—	41,740	(24,133)	—	49,129
Vehicles	373,215	(42,928)	434,632	(204,228)	—	560,691
Equipment and computer software	118,169	(13,641)	195,386	(92,512)	—	207,402
Fixtures and fittings	204,171	—	286,024	(171,613)	—	318,582
Machinery and equipment	746,828	—	741,508	(550,600)	—	937,736
Land and buildings	828,109	—	531,591	(516,056)	1,670,064	2,513,708
Total	2,302,014	(56,569)	2,230,881	(1,559,142)	1,670,064	4,587,248

Accumulated depreciation as of June 30, 2017 is as follows:

	Depreciation
	Accumulated
	as of			Foreign		Accumulated
	beginning of			Currency		as of the end of
Class	year	Disposals	Of the period	Translation	Revaluation	year
Office equipment	27,913	—	5,452	(1,843)	—	31,522
Vehicles	144,267	(95,792)	334,019	(9,279)	—	373,215
Equipment and computer software	80,132	(31,486)	77,461	(7,938)	—	118,169
Fixtures and fittings	68,137	—	145,044	(9,010)	—	204,171
Machinery and equipment	386,899	(10,678)	408,975	(38,368)	—	746,828
Land and buildings	174,979	—	283,706	(21,947)	391,371	828,109
Total	882,327	(137,956)	1,254,657	(88,385)	391,371	2,302,014

Accumulated depreciation as of December 31, 2016 is as follows:

	Depreciation
	Accumulated
	as of			Foreign	Accumulated
	beginning of			Currency	as of the end
Class	year	Disposals	Of the year	Translation	of year
Office equipment	3,555	—	18,901	5,457	27,913
Vehicles	119,177	(49,179)	75,633	(1,364)	144,267
Equipment and computer software	14,283	—	59,548	6,301	80,132
Fixtures and fittings	1,126	—	153,424	(86,413)	68,137
Machinery and equipment	132,669	—	134,648	119,582	386,899
Land and buildings	—	—	142,139	32,840	174,979
Total	270,810	(49,179)	584,293	76,403	882,327

Schedule of carrying amounts if recognized under cost model

	Value at cost
Class of property	06/30/2019	06/30/2018	06/30/2017
Land and buildings	14,330,892	18,244,100	11,694,646

Schedule of intangible assets

	06/30/2019	06/30/2018	06/30/2017	12/31/2016

Gross carrying amount	45,848,737	29,155,315	43,903,217	42,890,018
Accumulated amortization	(6,232,311)	(2,497,970)	(1,844,326)	(521,692)
Net carrying amount	39,616,426	26,657,345	42,058,891	42,368,326

Schedule of technologies capitalized

Technologies
Crop	Germplasm	Protection	Yield	Quality	R&D Phase	Entity
Soybean	MG III-VIII(1)	GT (2)	HB4	—	Advanced Develop.	BCS Holding
Wheat	Spring / Winter	GluT (2)	HB4	—	Advanced Develop.	Trigall Genetics (3) (Note 12)

Notes:

(1)     Soybean germplasms are categorized by maturity groups (MG) from III to VIII. Non-dormant germplasms are alfalfa elite breeding materials without winter dormancy. A. cruentus germplasms are amaranth varieties of the A. cruentus species.

(2)     GT means glyphosate tolerance. GluT means glufosinate tolerance. Genuity is the glyphosate tolerance technology developed by Monsanto and Forage Genetics International for alfalfa. ALS means ALS-inhibitor herbicide tolerance.

(3)     Included in Trigall`s financial statements. Reflected in the Consolidated financial statements through the equity method investment.

Schedule of net carrying amount of intangibles

	Net carrying	Net carrying	Net Carrying	Net Carrying
	amount	amount	amount	amount
Class	06/30/2019	06/30/2018	06/30/2017	12/31/2016
Seed and integrated products
Soybean HB4	6,120,336	4,927,853	3,111,253	1,421,707
Ecoseed integrated products	2,627,946	—	—	—
Crop nutrition
Microbiology products	2,208,117	2,122,484	3,491,269	3,625,827
Other intangible assets
Trademarks and patents	8,063,648	5,574,682	10,402,764	11,265,234
Software	994,723	949,310	1,392,769	799,904
Customer loyalty	19,601,656	13,083,016	23,660,836	25,255,654
Total	39,616,426	26,657,345	42,058,891	42,368,326

Schedule of gross carrying amounts of intangibles

     Gross carrying amount as of June 30, 2019 is as follows:

	Gross carrying amount
		Adjustment
		of opening
		net book
	As of the	amount for			Foreign
	beginning of	application			currency	As of the
Class	year	of IAS 29	Additions	Disposals	translation	end of year
Seed and integrated products
Soybean HB4	4,927,853	—	1,192,483	—	—	6,120,336
Ecoseed integrated products	—	—	2,627,946	—	—	2,627,946
Crop nutrition
Microbiology products	2,505,864	841,753	41,485	(318,949)	197,047	3,267,200
Other intangible assets
Trademarks and patents	6,278,706	2,986,739	—	—	545,377	9,810,822
Software	1,444,603	438,703	200,600	(40,359)	105,793	2,149,340
Customer loyalty	13,998,289	6,658,894	—	—	1,215,910	21,873,093
Total	29,155,315	10,926,089	4,062,514	(359,308)	2,064,127	45,848,737

     Gross carrying amount as of June 30, 2018 is as follows:

	Gross carrying amount
	As of the			Foreign
	beginning of			currency	As of the end
Class	year	Additions	Disposals	translation	of year
Seed and integrated products
Soybean HB4	3,111,253	1,816,600	—	—	4,927,853
Crop nutrition
Microbiology products	3,782,238	484,825	—	(1,761,199)	2,505,864
Other intangible assets
Trademarks and patents	10,906,317	—	—	(4,627,611)	6,278,706
Software	1,787,925	614,529	—	(957,851)	1,444,603
Customer loyalty	24,315,484	—	—	(10,317,195)	13,998,289
Total	43,903,217	2,915,954	—	(17,663,856)	29,155,315

     Gross carrying amount as of June 30, 2017 is as follows:

	Gross carrying amount
	As of the			Foreign
	beginning of			currency	As of the end
Class	year	Additions	Disposals	translation	of year
Seed and integrated products
Soybean HB4	1,421,707	1,689,546	—	—	3,111,253
Crop nutrition
Microbiology products	3,755,094	194,743	—	(167,599)	3,782,238
Other intangible assets
Trademarks and patents	11,415,829	—	—	(509,512)	10,906,317
Software	845,954	979,728	—	(37,757)	1,787,925
Customer loyalty	25,451,434	—	—	(1,135,950)	24,315,484
Total	42,890,018	2,864,017	—	(1,850,818)	43,903,217

     Gross carrying amount as of December 31, 2016 is as follows:

	Gross carrying amount
	As of the			Foreign
	beginning of		Additions	currency	As of the
Class	year	Additions	for P1PA	translation	end of year
Seed and integrated products
Soybean HB4	1,421,707	—	—	—	1,421,707
Crop nutrition
Microbiology products	—	175,527	3,733,981	(154,414)	3,755,094
Other intangible assets
Trademarks and patents	—	—	11,896,495	(480,666)	11,415,829
Software	9,368	420,254	442,607	(26,275)	845,954
Customer loyalty	—	—	26,523,073	(1,071,639)	25,451,434
Total	1,431,075	595,781	42,596,156	(1,732,994)	42,890,018

Schedule of accumulated amortization of intangibles

      Accumulated amortization as of June 30, 2019 is as follows:

	Amortization
		Adjustment
		of opening
	Accumulated	net book
	as of	amount for			Foreign	Accumulated
	beginning of	application			currency	as of the end of
Class	year	of IAS 29	Disposals	Of the year	translation	year
Crop nutrition
Microbiology products	383,380	202,791	(20,887)	459,287	34,512	1,059,083
Other intangible assets
Trademarks and patents	704,024	334,919	—	647,101	61,130	1,747,174
Software	495,293	227,264	(40,359)	429,258	43,161	1,154,617
Customer loyalty	915,273	435,389	—	841,273	79,502	2,271,437
Total	2,497,970	1,200,363	(61,246)	2,376,919	218,305	6,232,311

     Accumulated amortization as of June 30, 2018 is as follows:

	Amortization
	Accumulated
	as of			Foreign	Accumulated
	beginning of			currency	as of the end
Class	year	Disposals	Of the year	translation	of year
Crop nutrition
Microbiology products	290,969	—	321,887	(229,476)	383,380
Other intangible assets
Trademarks and patents	503,553	—	617,478	(417,007)	704,024
Software	395,156	—	399,311	(299,174)	495,293
Customer loyalty	654,648	—	802,800	(542,175)	915,273
Total	1,844,326	—	2,141,476	(1,487,832)	2,497,970

     Accumulated amortization as of June 30, 2017 is as follows:

	Amortization
	Accumulated
	as of			Foreign	Accumulated
	beginning of			currency	as of the end
Class	year	Disposals	Of the year	translation	of year
Crop nutrition
Microbiology products	129,267	—	176,523	(14,821)	290,969
Other intangible assets
Trademarks and patents	150,595	—	379,115	(26,157)	503,553
Software	46,050	—	370,018	(20,912)	395,156
Customer loyalty	195,780	—	492,873	(34,005)	654,648
Total	521,692	—	1,418,529	(95,895)	1,844,326

     Accumulated amortization as of December 31, 2016 is as follows:

	Amortization
	Accumulated
	as of			Foreign	Accumulated
	beginning of		Of the	currency	as of the end
Class	year	Disposals	year	translation	of year
Crop nutrition
Microbiology products	—	—	21,316	107,951	129,267
Other intangible assets
Trademarks and patents	—	—	153,698	(3,103)	150,595
Software	6,105	—	49,348	(9,403)	46,050
Customer loyalty	—	—	199,817	(4,037)	195,780
Total	6,105	—	424,179	91,408	521,692

Schedule of carrying amount of goodwill

	06/30/2019	06/30/2018	06/30/2017

Rizobacter	23,484,761	14,438,027	25,079,324
Semya	6,319,954	—	—
	29,804,715	14,438,027	25,079,324

Schedule of key assumptions for goodwill
Key assumption	Management’s approach
Discount rate

The discount rate used ranges was 16.71%.

The weighted average cost of capital ("WACC") rate has been estimated based on the market capital structure. For the cost of debt, the indebtedness cost of the CGU was taken.

For the cost of equity, the discount rate is estimated based on the Capital Asset Pricing Model (CAPM).

The value assigned is consistent with external sources of information.

Budgeted market share of joint ventures and other customers

The projected revenue from the products and services of the CGU has been estimated by Rizobacter´s management based on market penetration data for comparable products and technologies and on future expectations of foreseen economic and market conditions.

The value assigned is consistent with external sources of information.

Budgeted product prices

The prices estimated in the revenue projections are based on current and projected market prices for the products and services of the CGU

The value assigned is consistent with external sources of information.

Growth rate used to extrapolate future cash flow projections to terminal period	The growth rate used to extrapolate the future cash flow projections to terminal period is 2%. The value assigned is consistent with external sources of information.

Schedule of trade and other payable

	06/30/2019	06/30/2018	06/30/2017
Current
Trade creditors	30,489,072	22,222,872	19,779,461
Shareholders and other related parties (Note 16)	1,796,932	365,994	633,700
Trade creditors - Parent company (Note 16)	1,568,036	—	218,744
Trade creditors - Joint ventures and associates (Note 16)	4,805,149	3,493,113	1,649,367
Taxes	1,475,410	35,391	372,990
Consideration payment Semya adquisition (Note 16)	122,950	—	—
Miscellaneous	320,945	1,591,460	140,454
	40,578,494	27,708,830	22,794,716

	06/30/2019	06/30/2018	06/30/2017
Non current
Consideration payment Semya adquisition (Note 16)	452,654	—	—
	452,654	—	—

Schedule of borrowings

	06/30/2019	06/30/2018	06/30/2017
Current
Bank overdraft	—	532,912	46,511
Bank borrowings	46,467,308	44,061,555	18,594,823
Corporate bonds	8,416,768	3,262,924	4,644,621
BAF Loans	—	5,112,222	—
Discount checks	5,807,303	10,243,204	9,638,789
Net loans payables-Parents companies and related parties to Parents (Note 16)	5,399,883	1,816,084	646,538
Finance lease	385,947	280,027	466,689
	66,477,209	65,308,928	34,037,971
Non-current
Bank borrowings	16,239,743	25,253,940	36,383,297
Corporate bonds	8,018,884	—	3,889,874
Net loans payables-Parents companies and related parties to Parents (Note 16)	12,358,024	—	—
Finance lease	462,870	454,265	678,993
	37,079,521	25,708,205	40,952,164

Schedule of carrying value of borrowings

	06/30/2019		06/30/2018		06/30/2017
	Amortized		Amortized		Amortized
	cost	Fair value	cost	Fair value	cost	Fair value
Current
Bank borrowings	46,467,308	46,857,879	44,061,555	42,633,227	18,594,823	16,216,748
Discount checks	5,807,303	5,230,123	10,243,204	9,209,508	9,638,789	8,950,197
Corporate Bonds	8,416,768	7,632,806	3,262,924	3,126,570	4,644,621	4,317,658

Non-current
Bank borrowings	16,239,743	14,274,547	25,253,940	20,610,018	36,383,297	33,993,312
Corporate Bonds	8,018,884	6,972,332	—	—	3,889,874	3,395,857

Schedule of financial instruments that are offset

		Gross amounts set off	Net amounts presented
		in the Statement of	in the Statement of
	Gross amounts	Financial Position	Financial Position
Current other receivables	17,809,676	(15,827,847)	1,981,829
Total current assets	17,809,676	(15,827,847)	1,981,829
Current borrowings	(82,305,056)	15,827,847	(66,477,209)
Total current liabilities	(82,305,056)	15,827,847	(66,477,209)

Schedule of employee benefits and social security

	06/30/2019	06/30/2018	06/30/2017

Salaries and social security	3,875,834	3,146,583	1,871,710
Staff incentives and vacations	1,481,384	1,265,130	3,175,335
	5,357,218	4,411,713	5,047,045

Schedule of deferred revenue and advances from customers

	06/30/2019	06/30/2018	06/30/2017

Advances from customers	1,074,463	1,007,301	1,197,080
	1,074,463	1,007,301	1,197,080

Schedule of government grants

	06/30/2019	06/30/2018	06/30/2017

Current	2,110	17,695	60,829
Non-current	8,098	15,532	57,716
Total	10,208	33,227	118,545

Schedule of government grants rollforward

	06/30/2019	06/30/2018	06/30/2017	12/31/2016

At of the beginning of the year	33,227	118,545	155,919	152,792
Adjustement of opening net book amount for application of IAS 29	(27,794)	—	—	—
Received during the year	31,785	103,382	64,106	144,902
Currency conversion difference	(10,638)	(137,114)	(69,539)	—
Released to the statement of profit or loss	(16,372)	(51,586)	(31,941)	(141,775)
At the end of year	10,208	33,227	118,545	155,919

Schedule of provisions

	06/30/2019	06/30/2018	06/30/2017
Provisions for contingencies	439,740	845,486	1,415,290
	439,740	845,486	1,415,290

Schedule of financed payment - Acquisition of business

	06/30/2019	06/30/2018	06/30/2017
Current
Purchase option	—	14,605,469	—
Financed payment to sellers	2,826,611	5,618,121	6,219,980
	2,826,611	20,223,590	6,219,980
Non-current
Financed payment to sellers	—	2,651,019	7,656,611
Purchase option	—	—	13,523,582
	—	2,651,019	21,180,193

Schedule of puttable instrument

	06/30/2019	06/30/2018	06/30/2017
Non-current
Puttable preferred shares	—	—	2,500,000
	—	—	2,500,000

Schedule of changes in allowances and provisions

					Currency
			Uses and		conversion
Item	06/30/2018	Additions	reversals	IAS 29	difference	06/30/2019
DEDUCTED FROM ASSETS

Allowance for impairment of trade debtors	(3,212,170)	(654,991)	87,916	1,220,652	(801,631)	(3,360,224)
Allowance for impairment of related parties	(23,126)	(80,913)	12,408	17,396	(1,361)	(75,596)
Allowance for obsolescence	(770,742)	(736,372)	615,467	273,252	211,577	(406,818)

Total deducted from assets	(4,006,038)	(1,472,276)	715,791	1,511,300	(591,415)	(3,842,638)

INCLUDED IN LIABILITIES

Provisions for contingencies	(845,486)	(74,109)	320,941	353,257	(194,343)	(439,740)

Total included in liabilities	(845,486)	(74,109)	320,941	353,257	(194,343)	(439,740)

Total	(4,851,524)	(1,546,385)	1,036,732	1,864,557	(785,758)	(4,282,378)

				Currency
			Uses and	conversion
Item	06/30/2017	Additions	reversals	difference	06/30/2018

DEDUCTED FROM ASSETS

Allowance for impairment of trade debtors	(2,873,688)	(1,362,720)	76,329	947,909	(3,212,170)
Allowance for impairment of related parties	(205,960)	—	27,264	155,570	(23,126)
Allowance for obsolescence	(707,105)	(822,135)	160,331	598,167	(770,742)

Total deducted from assets	(3,786,753)	(2,184,855)	263,924	1,701,646	(4,006,038)

INCLUDED IN LIABILITIES

Provisions for contingencies	(1,415,290)	(84,411)	38,308	615,907	(845,486)

Total included in liabilities	(1,415,290)	(84,411)	38,308	615,907	(845,486)

Total	(5,202,043)	(2,269,266)	302,232	2,317,553	(4,851,524)

				Currency
			Uses and	conversion
Item	12/31/2016	Additions	reversals	difference	06/30/2017
DEDUCTED FROM ASSETS

Allowance for impairment of trade debtors	(2,949,214)	(154,818)	40,485	189,859	(2,873,688)
Allowance for impairment of related parties	(8,210)	(219,559)	402	21,407	(205,960)
Allowance for obsolescence	(1,157,997)	(289,248)	140,408	599,732	(707,105)

Total deducted from assets	(4,115,421)	(663,625)	181,295	810,998	(3,786,753)

INCLUDED IN LIABILITIES

Provisions for contingencies	(1,909,530)	(10,711)	259,438	245,513	(1,415,290)

Total included in liabilities	(1,909,530)	(10,711)	259,438	245,513	(1,415,290)

Total	(6,024,951)	(674,336)	440,733	1,056,511	(5,202,043)

			Additions		Currency
			for business	Uses and	conversion
Item	12/31/2015	Additions	combination	reversals	difference	12/31/2016
DEDUCTED FROM ASSETS

Allowance for impairment of trade debtors	(346,515)	(490,374)	(2,722,575)	373,004	237,246	(2,949,214)
Allowance for impairment of related parties	—	(8,394)	—	—	184	(8,210)
Allowance for obsolescence	(167,989)	(982,351)	(418,498)	—	410,841	(1,157,997)

Total deducted from assets	(514,504)	(1,481,119)	(3,141,073)	373,004	648,271	(4,115,421)

INCLUDED IN LIABILITIES

Provisions for contingencies	(67,708)	(293,009)	(1,372,086)	—	(176,727)	(1,909,530)

Total included in liabilities	(67,708)	(293,009)	(1,372,086)	—	(176,727)	(1,909,530)

Total	(582,212)	(1,774,128)	(4,513,159)	373,004	471,544	(6,024,951)